Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Payables and Accrued Liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities

Other payables and accrued liabilities as of December 31, 2025 and 2024 consist of the following:

	As of December 31,
	2025	2024
Accrued staff salaries	$1,233,008	$1,350,655
VAT and other tax payable	311,900	210,733
Accrued administrative expenses	389,907	2,195,226
Other payables	384,114	218,720
Total	$2,318,929	$3,975,334